Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases	The Company leases facilities and office equipment under noncancelable operating lease agreements that expire at various dates through 2037. As of December 31, 2020, future minimum cash lease payments are as follows (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total

Operating leases	$7,143	$6,090	$5,180	$7,059	$7,243	$68,415	$101,130

Cypress Holdings Inc And Subsidiaries [Member]
Leases [Line Items]
Summary of Lease Cost
The components of lease expense for the three and six months ended June 30, 2021 were as follows (in thousands):

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Operating lease costs	$4,542	$9,136
Variable lease costs	461	1,063

Total lease costs	$5,003	$10,199

Summary of Supplemental Cash Flow and other Information Related to Leases
The lease term and discount rate consisted of the following at June 30, 2021:

Weighted-average remaining lease term (years)	11.1
Weighted-average discount rate	6.1%
Supplemental cash flow and other information related to leases for the three and six months ended June 30, 2021 were as follows (in thousands):

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Cash payments for operating leases	$3,030	$5,998
Operating lease assets obtained in exchange for lease liabilities	2,365	2,365

Summary of Operating Lease Liabilities

Years Ending December 31:

Remainder of 2021	$5,506
2022	8,599
2023	6,092
2024	7,195
2025	7,243
Thereafter	68,416

Total Lease Payments	103,051
Less: Interest	(35,299)
Less: Lease incentive recognized as offset to lease liability	(16,868)

Total	$50,884

Schedule of Future Minimum Rental Payments for Operating Leases

Years Ending December 31:

2021	$7,143
2022	6,090
2023	5,180
2024	7,059
2025	7,243
Thereafter	68,415

Total	$101,130